UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$675,960

		$675,960

Education — 6.8%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,117,400
Oakland University, 5.00%, 3/1/42	500	556,615
Wayne State University, 5.00%, 11/15/40	370	418,415

		$2,092,430

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,305,647
Lansing Board of Water and Light, 5.50%, 7/1/41	500	591,105
Michigan Public Power Agency, 5.00%, 1/1/43	800	858,904

		$2,755,656

Escrowed/Prerefunded — 6.8%
Grand Valley State University, Prerefunded to 12/1/16, 5.625%, 12/1/29	$525	$545,606
Grand Valley State University, Prerefunded to 12/1/16, 5.75%, 12/1/34	525	546,100
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	584,680
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), Prerefunded to 6/1/16, 5.375%, 6/1/26	425	430,610

		$2,106,996

General Obligations — 27.3%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$374,118
Comstock Park Public Schools, 5.125%, 5/1/31	275	314,694
Comstock Park Public Schools, 5.25%, 5/1/33	220	255,666
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	488,901
Jenison Public Schools, 5.00%, 5/1/28	500	575,385
Jenison Public Schools, 5.00%, 5/1/30	500	568,080
Kent County, 5.00%, 1/1/25	1,500	1,663,050
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,151,720
Lansing Community College, 5.00%, 5/1/30	1,005	1,180,734
Michigan, 5.50%, 11/1/25	270	305,999
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	421,170
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,128,500

		$8,428,017

Hospital — 22.3%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,104,330
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	280,892
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	561,810
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,131,511
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	11,862
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	256,613
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,029,590
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,404,512
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,109,550

		$6,890,670

Security	Principal Amount (000’s omitted)	Value
Housing — 0.5%
Michigan Housing Development Authority, 4.60%, 12/1/26	$135	$139,726

		$139,726

Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$749,955

		$749,955

Insured-Education — 4.8%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$621,847
Ferris State University, (AGC), 5.25%, 10/1/38	500	547,730
Wayne State University, (AGM), 5.00%, 11/15/35	300	327,966

		$1,497,543

Insured-Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$640,666
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	253,302
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	155,679

		$1,049,647

Insured-Escrowed/Prerefunded — 6.6%
Battle Creek School District, (AGM), Prerefunded to 5/1/17, 5.00%, 5/1/37	$1,105	$1,163,333
Michigan Building Authority, (AGM), (FGIC), Prerefunded to 10/15/16, 0.00%, 10/15/29	555	291,098
Michigan Building Authority, (NPFG), Prerefunded to 10/15/16, 0.00%, 10/15/30	1,190	593,548

		$2,047,979

Insured-General Obligations — 23.7%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$559,870
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	158,747
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	254,282
Detroit School District, (AGM), 5.25%, 5/1/32	300	362,739
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,166,240
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,018,527
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	570,600
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,348,692
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,343,975
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	552,845

		$7,336,517

Insured-Lease Revenue/Certificates of Participation — 3.3%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$445	$233,060
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	1,610	796,708

		$1,029,768

Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$138,054

		$138,054

Insured-Transportation — 3.6%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,101,550

		$1,101,550

Insured-Water and Sewer — 7.0%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$564,362
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,099,370
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	482,985

		$2,146,717

Lease Revenue/Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,078,700

		$1,078,700

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$127,816
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	139,044
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,161,340
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	123,776

		$1,551,976

Water and Sewer — 10.9%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$820,253
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	943,145
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,330,837
Port Huron, Water Supply System, 5.25%, 10/1/31	250	276,435

		$3,370,670

Total Tax-Exempt Investments — 149.5% (identified cost $42,477,020)		$46,188,531

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.1)%		$(650,165)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (54.5)%		$(16,850,000)

Other Assets, Less Liabilities — 7.1%		$2,214,170

Net Assets Applicable to Common Shares — 100.0%		$30,902,536

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 14.9% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open financial instruments at February 29, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,426,390

Gross unrealized appreciation	$3,845,885
Gross unrealized depreciation	(83,744)

Net unrealized appreciation	$3,762,141

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$46,188,531	$—	$46,188,531
Total Investments	$—	$46,188,531	$—	$46,188,531

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at February 29, 2016 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at February 29, 2016.

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016